Prepaid Expenses and Other Current Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net	Prepayments and other current assets, net consist of the following:
	As of March 31, 2024	As of September 30, 2023
Tax refunds(1)	$831,173	512,292
Deposits	198,461	204,652
Advance to suppliers	1,936,184	324,243
Prepaid expenses(2)	1,896,638	8,224
Others	20,904	4,276
Prepayments and other current assets, net	$4,883,360	1,053,687

(1)      Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.

(2)      The company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the six months ended March 31, 2024, the amortized expense amount is $229,143.

Prepayments and other current assets, net consist of the following:
	As of September 30,
	2023	2022
Tax refunds(1)	$512,292	532,149
Deposits	204,652	187,691
Advance to suppliers	324,243	104,922
Prepaid expenses	8,224	71,348
Others	4,276	3,420
Prepayments and other current assets, net	$1,053,687	899,530

(1)      Tax refunds consist of consumption tax and value-added tax refund for export business. The Group is eligible for consumption tax and value-added tax refund for cross-border products sales in Japan and China.